Cash Distributions and Earnings per Unit	12 Months Ended
Dec. 31, 2016
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Cash Distributions and Earnings Per Unit
NOTE 21 - CASH DISTRIBUTIONS AND EARNINGS PER UNIT
Navios Partners intends to make distributions to the holders of common units on a quarterly basis, to the extent and as may be declared by the Board and to the extent it has sufficient cash on hand to pay the distribution after the Company establishes cash reserves and pays fees and expenses. There is no guarantee that Navios Partners will pay a quarterly distribution on the common units in any quarter. On February 3, 2016, Navios Partners announced that its board of directors decided to suspend the quarterly cash distributions to its unitholders, including the distribution for the quarter ended December 31, 2015. The amount of any distributions paid under Navios Partners' policy and the decision to make any distribution is determined by its board of directors, taking into consideration the terms of its partnership agreement. The Company is prohibited from making any distributions to unitholders if it would cause an event of default, or an event of default exists, under its existing credit facilities.
There is incentive distribution rights held by the General Partner, which are analyzed as follows:

Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	up to $0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

The first 98% of the quarterly distribution is paid to all common units holders. The incentive distributions rights (held by the General Partner) apply only after a minimum quarterly distribution of $0.4025.
On January 24, 2014, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2013 of $0.4425 per unit. The distribution was paid on February 14, 2014 to all holders of record of common and general partner units on February 10, 2014. The aggregate amount of the declared distribution was $32,573.

On April 25, 2014, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2014 of $0.4425 per unit. The distribution was paid on May 13, 2014 to all holders of record of common and general partner units on May 9, 2014. The aggregate amount of the declared distribution was $35,474.
On July 24, 2014, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2014 of $0.4425 per unit. The distribution was paid on August 13, 2014 to all holders of record of common and general partner units on August 8, 2014. The aggregate amount of the declared distribution was $35,474.
On October 23, 2014, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended September 30, 2014 of $0.4425 per unit. The distribution was paid on November 10, 2014 to all holders of record of common and general partner units on November 7, 2014. The aggregate amount of the declared distribution was $35,474.
On January 26, 2015, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2014 of $0.4425 per unit. The distribution was paid on February 13, 2015 to all holders of record of common and general partner units on February 11, 2015, which included the unitholders participating in the February 2015 offering (See Note 13—Issuance of units). The aggregate amount of the declared distribution was $38,097.
On April 28, 2015, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2015 of $0.4425 per unit. The distribution was paid on May 14, 2015 to all holders of record of common and general partner units on May 13, 2015. The aggregate amount of the declared distribution was $38,097.
On July 23, 2015, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2015 of $0.4425 per unit. The distribution was paid on August 14, 2015 to all holders of record of common and general partner units on August 13, 2015. The aggregate amount of the declared distribution was $38,097.
On November 3, 2015, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended September 30, 2015 of $0.2125 per unit. The distribution was paid on November 13, 2015 to all holders of record of common and general partner units on November 12, 2015. The aggregate amount of the declared distribution was $18,015.
Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners' partnership agreement, net of the unallocated earnings (or losses). Basic earnings per unit is determined by dividing net income by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis. There were no options or phantom units outstanding during the years ended December 31, 2016, 2015 and 2014.

The calculations of the basic and diluted earnings per unit are presented below.

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2015	2014
Net (loss)/ income	$(52,549)	$41,805	$74,853
Earnings attributable to:
Common unit holders	(51,498)	39,825	71,225
Weighted average units outstanding (basic and diluted)
Common unit holders	83,107,066	82,437,128	76,587,656
Earnings per unit (basic and diluted):
Common unit holders	$(0.62)	$0.48	$0.93
Earnings per unit — distributed (basic and diluted):
Common unit holders	$—	$1.11	$1.79
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.62)	$(0.63)	$(0.86)